March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 92.8%
BlackRock Real Estate Securities Fund	168,033	$ 2,584,348
BlackRock Tactical Opportunities Fund, Class K	912,629	14,967,120
Diversified Equity Master Portfolio	$152,067,513	152,067,513
International Tilts Master Portfolio	$46,248,762	46,248,762
iShares Core MSCI Emerging Markets ETF	474,611	33,104,117
iShares Core MSCI International Developed Markets ETF	264,979	22,144,295
iShares MSCI Canada ETF(b)	37,271	2,042,078
iShares MSCI EAFE Small-Cap ETF	93,478	7,329,610
iShares Russell 2000 ETF(b)	10,793	2,676,664
		283,164,507
Fixed-Income Funds — 3.1%
BlackRock Diversified Fixed Income Fund, Class K	502,355	4,702,042
iShares Broad USD Investment Grade Corporate Bond ETF(b)	93,616	4,795,948
		9,497,990

Security	Shares	Value
Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	11,972,482	$ 11,974,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	8,986,464	8,986,464
		20,961,341
Total Investments — 102.8% (Cost: $275,545,666)		313,623,838
Liabilities in Excess of Other Assets — (2.8)%		(8,449,909)
Net Assets — 100.0%		$ 305,173,929

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,000,055	$ —	$ (13,017,456)(a)	$ (7,367)	$ (355)	$ 11,974,877	11,972,482	$ 17,283 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	13,222,370	—	(4,235,906)(a)	—	—	8,986,464	8,986,464	105,839	—
BlackRock Diversified Fixed Income Fund, Class K	4,702,373	54,835	—	—	(55,166)	4,702,042	502,355	54,846	—
BlackRock Real Estate Securities Fund	2,525,050	535,000	(565,002)	(4,281)	93,581	2,584,348	168,033	—	—
BlackRock Tactical Opportunities Fund, Class K	15,743,458	—	(1,322,641)	34,938	511,365	14,967,120	912,629	—	—
Diversified Equity Master Portfolio	158,747,294	1,115,511 (a)(c)	—	5,363,972	(13,159,264)	152,067,513	$152,067,513	2,317,844	—
International Tilts Master Portfolio	47,716,194	—	(1,471,115)(a)(c)	2,268,753	(2,265,070)	46,248,762	$46,248,762	730,245	—
iShares Broad USD Investment Grade Corporate Bond ETF	4,570,670	256,063	15,772	—	(46,557)	4,795,948	93,616	47,964	—
iShares Core MSCI Emerging Markets ETF	33,757,884	1,579,321	(3,858,190)	817,410	807,692	33,104,117	474,611	—	—
iShares Core MSCI International Developed Markets ETF	23,692,215	—	(2,020,288)	240,163	232,205	22,144,295	264,979	—	—
iShares MSCI Canada ETF	2,509,201	—	(531,973)	95,563	(30,713)	2,042,078	37,271	—	—
iShares MSCI EAFE Small-Cap ETF	7,247,349	—	—	—	82,261	7,329,610	93,478	—	—
iShares Russell 2000 ETF	2,656,805	—	—	—	19,859	2,676,664	10,793	4,771	—
				$ 8,809,151	$ (13,810,162)	$ 313,623,838		$ 3,278,792	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	12	06/11/26	$ 2,734	$ 54,065
E-mini Russell 2000 Index	61	06/18/26	7,662	16,463
Micro E-mini S&P 500 Index	486	06/18/26	15,967	(380,849)
S&P 500 E-Mini Index	18	06/18/26	5,914	(107,614)
S&P/TSE 60 Index	17	06/18/26	4,663	39,536
Euro Stoxx 50 Index	1	06/19/26	64	(2,314)
MSCI Emerging Markets Index	65	06/19/26	4,727	(24,278)
				(404,991)
Short Contracts
NASDAQ 100 E-Mini Index	19	06/18/26	9,088	324,966
Ultra U.S. Treasury Bond	17	06/18/26	1,977	68,108
MSCI EAFE Index	4	06/19/26	580	(13,039)
				380,035
				$ (24,956)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,024,546	AUD	4,304,007	Bank of America N.A.	06/17/26	$ 58,293
USD	3,113,894	AUD	4,449,477	Morgan Stanley & Co. International PLC	06/17/26	47,385
USD	114,600	EUR	98,000	Barclays Bank PLC	06/17/26	934
USD	1,031,738	JPY	162,177,000	Morgan Stanley & Co. International PLC	06/17/26	3,340
USD	1,220,422	JPY	189,895,000	Morgan Stanley & Co. International PLC	06/17/26	16,258
						126,210
AUD	13,599,168	USD	9,599,993	Goldman Sachs International	06/17/26	(227,662)
CAD	5,094,734	USD	3,745,081	JPMorgan Chase Bank N.A.	06/17/26	(70,509)
CAD	8,941,166	USD	6,572,550	JPMorgan Chase Bank N.A.	06/17/26	(123,742)
JPY	4,026,119,842	USD	25,874,316	Barclays Bank PLC	06/17/26	(343,843)
USD	540,092	CAD	750,000	Morgan Stanley & Co. International PLC	06/17/26	(845)
USD	764,186	JPY	120,856,000	Morgan Stanley & Co. International PLC	06/17/26	(2,188)
						(768,789)
						$ (642,579)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 84,848,232	$ —	$ —	$ 84,848,232
Fixed-Income Funds	9,497,990	—	—	9,497,990
Money Market Funds	20,961,341	—	—	20,961,341
	$115,307,563	$—	$—	115,307,563
Investments Valued at NAV(a)				198,316,275
				$ 313,623,838
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 380,965	$ 54,065	$ —	$ 435,030
Foreign Currency Exchange Contracts	—	126,210	—	126,210
Interest Rate Contracts	68,108	—	—	68,108
Liabilities
Equity Contracts	(528,094)	—	—	(528,094)
Foreign Currency Exchange Contracts	—	(768,789)	—	(768,789)
	$(79,021)	$(588,514)	$—	$(667,535)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s